Other Financial Statement Information - Schedule of Property and Equipment (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,414
Accumulated depreciation and amortization	(1,020)
Total property and equipment, net	1,394
Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	929
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	734
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	421
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	269
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 61